Goodwill, Intangible Assets and Contract Liabilities - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Carrying amount of goodwill	$ 6,217,000	$ 5,750,000
Goodwill impairment	0	0
Finite-lived intangible assets			533,000
Accumulated amortization for contract liabilities	$ 5,422,000	$ 3,904,000
TSSI [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill acquisition ownership interest	50.00%